Nationwide Schroders Global Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.30%	9.03%	11.37%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.89%	10.71%	12.44%
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.99%	8.36%	10.65%
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.07%	7.88%	9.79%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.58%	10.54%	12.29%